Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring provision [abstract]
Summary of Provisions

Initial recognition of provisions at June 30, 2021	$21,928
Increase to provisions during the period	439
Effect of foreign exchange difference	(262)
Interest expense	90
Balance at December 31, 2021	$22,195
Less current portion of provisions	(3,957)
Long-term portion of provisions	$18,238